SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (Convertible Senior Notes, Revenue Recognition, Deferred Project Revenue, Cost of Revenues, Warranty Costs and Government Grants) (Details)	12 Months Ended			36 Months Ended
	Dec. 31, 2019 USD ($) agreement	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2019 USD ($)
Amortization of deferred convertible notes issuance costs and premium				$ 0
Number of Agreements | agreement	2
Impairment losses of long-lived assets	$ 6,880,115	$ 0	$ 0
Impairment losses from property, plant and equipment which were subsequently disposed	5,532,489
Impairment losses from asset and liabilities held for sale	1,347,626
Cancellation of project assets	6,434,935	0	0
Disposal loss of property, plant and equipment	$ (3,605,849)
Minimum
Term of product warranty	5 years
Term of service warranty	1 year
Maximum
Term of product warranty	10 years
Term of service warranty	2 years
Green Certificates [Member]
Revenue from green certificates	$ 1,957,109	$ 883,741	$ 4,184,724